SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
GST receivable	$ 64,254
Due from utility companies	45,570
Other	10,480	66,000
Other receivables (short term)	120,304	66,000
PJ Finn	718,198
Richard Evans	14,518
Other Receivables (long term)	732,716
Total Other Receivables	$ 853,020	$ 66,000